Expense Example - AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 526
Expense Example, with Redemption, 3 Years	741
Expense Example, with Redemption, 5 Years	974
Expense Example, with Redemption, 10 Years	1,641
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281	[1]
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	1,907
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	977
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,001
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	$ 906

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.